RESTATEMENT (Details Narrative)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Non current loan payables	$ 8,130,123
Trade and other payables	9,644,069		$ 10,456,567
Reclassification [Member]
IfrsStatementLineItems [Line Items]
Non current loan payables	8,044,760
Trade and other payables
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	49,431
Accrued interest payable on non current loans payable	$ 85,363	$ 61,240